                                              Rule 497(d)
                                              Reg. No. 33-54697



                       National Municipal Trust Series 186


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.